Document and Entity Information - shares	9 Months Ended
	Dec. 31, 2015	Feb. 12, 2016	Jun. 25, 2015
Document And Entity Information
Entity Registrant Name	VistaGen Therapeutics, Inc.
Entity Central Index Key	0001411685
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,272,406	1,594,461
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2015